DISPOSITION OF AIRCARD BUSINESS Schedule of gain on sale of disposal (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended	12 Months Ended
	Apr. 02, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Disposition of AirCard business
Proceeds held in escrow		$ 13,800	$ 0
Air Card Business [Member]
Disposition of AirCard business
Cash proceeds received	122,807
Proceeds held in escrow	13,800
Total proceeds	136,607
Transaction costs	(2,849)
Net proceeds	133,758
Assets and liabilities held for sale	(39,680)
Gross gain on disposal	94,078	94,078	0	0
Income tax expense	(23,896)
Gain on disposal, net of taxes	$ 70,182